                         METLIFE INSURANCE COMPANY USA
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
            THE PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

          o 100% of your purchase payments or account value among AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, BlackRock Money Market Portfolio, and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------

   Fixed Account
   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio

                                                                   SUPP-VIN515US

   Platform 2
   ----------

   AB Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Dividend Strategy Portfolio
   ClearBridge Variable Large Cap Value Portfolio
   Fidelity(R) VIP Contrafund(R) Portfolio
   Franklin Income VIP Fund
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Allocation Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Templeton Foreign VIP Fund
   Western Asset Variable Global High Yield Bond Portfolio
   WMC Large Cap Research Portfolio

   Platform 3
   ----------

   Invesco Mid Cap Value Portfolio
   Morgan Stanley Mid Cap Growth Portfolio

   Platform 4
   ----------

   Clarion Global Real Estate Portfolio
   ClearBridge Variable Small Cap Growth Portfolio

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   Invesco Small Cap Growth Portfolio
   JPMorgan Small Cap Value Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   Neuberger Berman Genesis Portfolio

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," add the following to the end of the section:

   RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS II AFTER RIDER TERMINATES. Any restrictions on subsequent purchase payments for the GMIB Plus II rider will no longer apply, if:

   (1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Description of GMIB Plus II - Terminating the GMIB Plus II Rider"); or

   (2) you elected both the GMIB Plus II and the Enhanced Death Benefit, and both riders terminate (see "Living Benefits - Description of GMIB Plus II - Terminating the GMIB Plus II Rider" and "Death Benefit - Optional Death Benefit - Enhanced Death Benefit - Termination of the Enhanced Death Benefit").

   However, if you elected both the GMIB Plus II and the Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, any restrictions on subsequent purchase payments will continue to apply.

2. EXPENSES

In the "EXPENSES" section, add the following to the end of the "Death Benefit Rider Charges" section:

   If you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the reduced charge for the Enhanced Death Benefit rider will continue to apply.

3. LIVING BENEFITS

A. GMIB PLUS II

In the "LIVING BENEFITS" section, add the following at the end of the last paragraph under "Description of GMIB Plus II-Guaranteed Principal Option":

   If you only elected GMIB Plus II, any subsequent purchase payment restrictions will no longer apply. If you elected both GMIB Plus II and the Enhanced Death Benefit, any subsequent purchase payment restrictions applicable to the Enhanced Death Benefit will continue to apply.

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In the "LIVING BENEFITS" section, replace the last sentence under "Description of GMIB Plus II-Terminating the GMIB Plus II Rider" with the following:

   When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent purchase payment restrictions will no longer apply. However, if you elected both the GMIB Plus II and Enhanced Death Benefit riders, and only the GMIB Plus II rider has terminated, the investment allocation restrictions and any subsequent purchase payment restrictions applicable to the Enhanced Death Benefit rider will continue to apply.

B. GMIB PLUS I

In the "LIVING BENEFITS" section, at the end of the "Description of GMIB Plus I" section, replace item (8) with the following:

    (8)If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

       (a) the AB Global Dynamic Allocation Portfolio
       (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c) the AQR Global Risk Balanced Portfolio
       (d) the BlackRock Global Tactical Strategies Portfolio
       (e) the BlackRock Money Market Portfolio
       (f) the Invesco Balanced-Risk Allocation Portfolio
       (g) the JPMorgan Global Active Allocation Portfolio
       (h) the MetLife Asset Allocation 20 Portfolio
       (i) the MetLife Asset Allocation 40 Portfolio
       (j) the MetLife Asset Allocation 60 Portfolio
       (k) the MetLife Asset Allocation 80 Portfolio
       (l) the MetLife Balanced Plus Portfolio
       (m) the MetLife Multi-Index Targeted Risk Portfolio
       (n) the PanAgora Global Diversified Risk Portfolio
       (o) the Pyramis(R) Government Income Portfolio
       (p) the Pyramis(R) Managed Risk Portfolio
       (q) the Schroders Global Multi-Asset Portfolio

    You may elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.

    RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB PLUS I AFTER RIDER TERMINATES. If you elected the GMIB Plus I rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.

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C. LIFETIME WITHDRAWAL GUARANTEE II

In the "LIVING BENEFITS" section, add the following after the second paragraph under "Description of the Lifetime Withdrawal Guarantee II-Managing Your Withdrawals":

   IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the contract year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.

       Example:
       -------

       Assume your Annual Benefit Payment is $5,000 and that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the account value before that withdrawal.

D. LIFETIME WITHDRAWAL GUARANTEE I

In the "LIVING BENEFITS" section, in the "Description of the Lifetime Withdrawal Guarantee I" section, replace the "Investment Allocation Restrictions" section with the following:

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

       (a) the AB Global Dynamic Allocation Portfolio
       (b) the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c) the AQR Global Risk Balanced Portfolio
       (d) the BlackRock Global Tactical Strategies Portfolio
       (e) the BlackRock Money Market Portfolio

       (f) the Invesco Balanced-Risk Allocation Portfolio
       (g) the JPMorgan Global Active Allocation Portfolio
       (h) the MetLife Asset Allocation 20 Portfolio
       (i) the MetLife Asset Allocation 40 Portfolio
       (j) the MetLife Asset Allocation 60 Portfolio
       (k) the MetLife Asset Allocation 80 Portfolio
       (l) the MetLife Balanced Plus Portfolio
       (m) the MetLife Multi-Index Targeted Risk Portfolio
       (n) the PanAgora Global Diversified Risk Portfolio
       (o) the Pyramis(R) Government Income Portfolio
       (p) the Pyramis(R) Managed Risk Portfolio
       (q) the Schroders Global Multi-Asset Portfolio

   You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. On the other hand, if you elect the LWG II rider, you must comply with the restrictions listed in "Purchase - Investment Allocation Restrictions for Certain Riders."

4. OTHER INFORMATION

In the "OTHER INFORMATION - Requests and Elections" section, add the following new subsections:

   GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

   CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts).
   For example, many routine operations, such as processing owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

   We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the separate account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

   Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

5. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

6. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series(R) (Class
2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class B)" with the investment portfolio information attached to this prospectus supplement.

7. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-842-9325

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INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                                                      FEE WAIVER    NET
                                                                                   ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                     FUND    ANNUAL    EXPENSE    ANNUAL
                                                 MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                    FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                 ---------- ------------- -------- -------- --------- ---------- ---------
AMERICAN FUNDS INSURANCE SERIES (R)
 American Funds Global Growth Fund                  0.52%       0.25%       0.03%    0.00%    0.80%        --      0.80%
 American Funds Growth Fund                         0.33%       0.25%       0.02%    0.00%    0.60%        --      0.60%
 American Funds Growth-Income Fund                  0.27%       0.25%       0.02%    0.00%    0.54%        --      0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                            0.55%       0.10%       0.08%    0.00%    0.73%        --      0.73%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
 Franklin Income VIP Fund                           0.45%       0.25%       0.02%    0.00%    0.72%        --      0.72%
 Templeton Foreign VIP Fund                         0.74%       0.25%       0.03%    0.00%    1.02%        --      1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Appreciation Portfolio        0.70%       0.00%       0.04%    0.00%    0.74%      0.00%     0.74%
 ClearBridge Variable Dividend Strategy
   Portfolio                                        0.75%       0.25%       0.06%    0.00%    1.06%      0.00%     1.06%
 ClearBridge Variable Large Cap Value
   Portfolio                                        0.65%       0.00%       0.07%    0.00%    0.72%      0.00%     0.72%
 ClearBridge Variable Small Cap Growth
   Portfolio                                        0.75%       0.00%       0.07%    0.00%    0.82%      0.00%     0.82%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield Bond
   Portfolio                                        0.70%       0.00%       0.11%    0.00%    0.81%      0.00%     0.81%
MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio             0.61%       0.25%       0.04%    0.02%    0.92%      0.02%     0.90%
 Allianz Global Investors Dynamic Multi-Asset
   Plus Portfolio                                   0.68%       0.25%       1.36%    0.01%    2.30%      1.09%     1.21%
 AQR Global Risk Balanced Portfolio                 0.61%       0.25%       0.03%    0.02%    0.91%      0.02%     0.89%
 BlackRock Global Tactical Strategies Portfolio     0.66%       0.25%       0.01%    0.11%    1.03%      0.03%     1.00%
 Clarion Global Real Estate Portfolio               0.59%       0.25%       0.05%    0.00%    0.89%        --      0.89%
 ClearBridge Aggressive Growth Portfolio            0.55%       0.25%       0.02%    0.00%    0.82%      0.01%     0.81%
 Invesco Balanced-Risk Allocation Portfolio         0.64%       0.25%       0.05%    0.03%    0.97%      0.03%     0.94%
 Invesco Comstock Portfolio                         0.56%       0.25%       0.02%    0.00%    0.83%      0.02%     0.81%
 Invesco Mid Cap Value Portfolio                    0.64%       0.25%       0.05%    0.04%    0.98%      0.02%     0.96%
 Invesco Small Cap Growth Portfolio                 0.84%       0.00%       0.03%    0.00%    0.87%      0.01%     0.86%
 JPMorgan Global Active Allocation Portfolio        0.73%       0.25%       0.07%    0.00%    1.05%      0.05%     1.00%
 JPMorgan Small Cap Value Portfolio                 0.77%       0.00%       0.05%    0.02%    0.84%      0.09%     0.75%
 Met/Franklin Low Duration Total Return
   Portfolio                                        0.49%       0.25%       0.04%    0.00%    0.78%      0.02%     0.76%

                                                                                                        FEE
                                                                                                       WAIVER      NET
                                                                                  ACQUIRED   TOTAL     AND/OR     TOTAL
                                                                                    FUND    ANNUAL    EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO REIMBURSE- PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES     MENT    EXPENSES
                                                ---------- ------------- -------- -------- --------- ---------- ---------
MET INVESTORS SERIES TRUST (CONTINUED)
 MetLife Balanced Plus Portfolio                   0.25%       0.25%       0.00%    0.42%    0.92%      0.00%     0.92%
 MetLife Multi-Index Targeted Risk Portfolio       0.18%       0.25%       0.03%    0.22%    0.68%        --      0.68%
 MFS(R) Emerging Markets Equity Portfolio          0.86%       0.25%       0.15%    0.00%    1.26%      0.02%     1.24%
 MFS(R) Research International Portfolio           0.69%       0.25%       0.07%    0.00%    1.01%      0.06%     0.95%
 Morgan Stanley Mid Cap Growth Portfolio           0.64%       0.25%       0.05%    0.00%    0.94%      0.01%     0.93%
 Oppenheimer Global Equity Portfolio               0.66%       0.25%       0.08%    0.00%    0.99%      0.06%     0.93%
 PanAgora Global Diversified Risk Portfolio        0.65%       0.25%       1.92%    0.02%    2.84%      1.52%     1.32%
 PIMCO Inflation Protected Bond Portfolio          0.47%       0.25%       0.09%    0.00%    0.81%      0.01%     0.80%
 PIMCO Total Return Portfolio                      0.48%       0.25%       0.03%    0.00%    0.76%      0.04%     0.72%
 Pioneer Fund Portfolio                            0.67%       0.00%       0.05%    0.00%    0.72%      0.05%     0.67%
 Pioneer Strategic Income Portfolio                0.56%       0.00%       0.06%    0.00%    0.62%        --      0.62%
 Pyramis(R) Government Income Portfolio            0.42%       0.25%       0.04%    0.00%    0.71%        --      0.71%
 Pyramis(R) Managed Risk Portfolio                 0.45%       0.25%       0.08%    0.56%    1.34%      0.12%     1.22%
 Schroders Global Multi-Asset Portfolio            0.64%       0.25%       0.10%    0.04%    1.03%        --      1.03%
 T. Rowe Price Large Cap Value Portfolio           0.57%       0.25%       0.02%    0.00%    0.84%        --      0.84%
 WMC Large Cap Research Portfolio                  0.57%       0.15%       0.03%    0.00%    0.75%      0.05%     0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio                   0.32%       0.15%       0.03%    0.00%    0.50%      0.00%     0.50%
 BlackRock Capital Appreciation Portfolio          0.69%       0.00%       0.02%    0.00%    0.71%      0.06%     0.65%
 BlackRock Money Market Portfolio                  0.34%       0.15%       0.03%    0.00%    0.52%      0.02%     0.50%
 MetLife Stock Index Portfolio                     0.25%       0.25%       0.02%    0.00%    0.52%      0.01%     0.51%
 MFS(R) Total Return Portfolio                     0.55%       0.20%       0.05%    0.00%    0.80%        --      0.80%
 MFS(R) Value Portfolio                            0.70%       0.00%       0.02%    0.00%    0.72%      0.14%     0.58%
 Neuberger Berman Genesis Portfolio                0.80%       0.25%       0.03%    0.00%    1.08%      0.00%     1.08%
MET INVESTORS SERIES TRUST -- ASSET ALLOCATION
  PORTFOLIO
 MetLife Asset Allocation 100 Portfolio            0.07%       0.25%       0.01%    0.68%    1.01%        --      1.01%
METROPOLITAN SERIES FUND -- ASSET ALLOCATION
  PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio             0.09%       0.25%       0.03%    0.52%    0.89%      0.02%     0.87%
 MetLife Asset Allocation 40 Portfolio             0.06%       0.25%       0.00%    0.56%    0.87%        --      0.87%
 MetLife Asset Allocation 60 Portfolio             0.05%       0.25%       0.00%    0.60%    0.90%        --      0.90%
 MetLife Asset Allocation 80 Portfolio             0.05%       0.25%       0.01%    0.65%    0.96%        --      0.96%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the sub-adviser. The following Service Class portfolio is available under the contract:

   Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Franklin Advisers, Inc. is the investment advisor for the Franklin Income VIP Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolios are available under the contract:

   Franklin Income VIP Fund
   Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   ClearBridge Variable Appreciation Portfolio (Class I) ClearBridge Variable Dividend Strategy Portfolio (Class II)
     (formerly ClearBridge Variable Equity Income Portfolio) ClearBridge Variable Large Cap Value Portfolio (Class I) ClearBridge Variable Small Cap Growth Portfolio (Class I)

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

   Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

   AB Global Dynamic Allocation Portfolio
     (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Balanced-Risk Allocation Portfolio

   Invesco Comstock Portfolio
   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio (Class A)
   JPMorgan Global Active Allocation Portfolio
   JPMorgan Small Cap Value Portfolio (Class A)
   Met/Franklin Low Duration Total Return Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio (Class A)
   Pioneer Strategic Income Portfolio (Class A)
   Pyramis(R) Government Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   T. Rowe Price Large Cap Value Portfolio
   WMC Large Cap Research Portfolio (Class E)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

   BlackRock Bond Income Portfolio (Class E)
   BlackRock Capital Appreciation Portfolio (Class A)
   BlackRock Money Market Portfolio (Class E)
   MetLife Stock Index Portfolio (Class B)
   MFS(R) Total Return Portfolio (Class F)
   MFS(R) Value Portfolio (Class A)
   Neuberger Berman Genesis Portfolio (Class B)

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is available under the contract:

   MetLife Asset Allocation 100 Portfolio

METROPOLITAN SERIES FUND -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, Inc., the following Class B portfolios are available under the contract:

   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
American Funds Global Growth Fund      Seeks long-term growth of capital.     Capital Research and Management
                                                                              Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management
                                                                              Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and  Capital Research and Management
                                       income.                                Company
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- SERVICE CLASS
Contrafund(R) Portfolio                Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund               Seeks to maximize income while         Franklin Advisers, Inc.
                                       maintaining prospects for capital
                                       appreciation.
Templeton Foreign VIP Fund             Seeks long-term capital growth.        Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.  Legg Mason Partners Fund
Portfolio -- Class I                                                          Advisor, LLC
                                                                              Subadviser: ClearBridge
                                                                              Investments, LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of       Legg Mason Partners Fund
Strategy Portfolio -- Class II         dividend income and long-term capital  Advisor, LLC
(formerly ClearBridge Variable Equity  appreciation.                          Subadviser: ClearBridge
Income Portfolio)                                                             Investments, LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.     Legg Mason Partners Fund
Portfolio -- Class I                   Current income is a secondary          Advisor, LLC
                                       objective.                             Subadviser: ClearBridge
                                                                              Investments, LLC
ClearBridge Variable Small Cap Growth  Seeks long-term growth of capital.     Legg Mason Partners Fund
Portfolio -- Class I                                                          Advisor, LLC
                                                                              Subadviser: ClearBridge
                                                                              Investments, LLC
Legg Mason Partners Variable Income
Trust -- Class I
Western Asset Variable Global High     Seeks to maximize total return.        Legg Mason Partners Fund
Yield Bond Portfolio                                                          Advisor, LLC
                                                                              Subadvisers: Western Asset
                                                                              Management Company; Western Asset
                                                                              Management Company Limited;
                                                                              Western Asset Management Company
                                                                              Pte. Ltd.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------  -------------------------------------- ------------------------------------
MET INVESTORS SERIES TRUST
AB Global Dynamic Allocation           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B (formerly         current income.                        Subadviser: AllianceBernstein L.P.
AllianceBernstein Global Dynamic
Allocation Portfolio)
Allianz Global Investors Dynamic       Seeks total return.                    MetLife Advisers, LLC
Multi-Asset Plus Portfolio -- Class B                                         Subadviser: Allianz Global Investors
                                                                              U.S. LLC
AQR Global Risk Balanced Portfolio --  Seeks total return.                    MetLife Advisers, LLC
Class B                                                                       Subadviser: AQR Capital Management,
                                                                              LLC
BlackRock Global Tactical Strategies   Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: BlackRock Financial
                                                                              Management, Inc.
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
-- Class B                             in real estate securities,             Subadviser: CBRE Clarion Securities
                                       emphasizing both capital appreciation  LLC
                                       and current income.
ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: ClearBridge Investments,
                                                                              LLC
Invesco Balanced-Risk Allocation       Seeks total return.                    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio -- Class B  Seeks capital growth and income.       MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing   MetLife Advisers, LLC
Class B                                in equity securities of mid-sized      Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth Portfolio --  Seeks long-term growth of capital.     MetLife Advisers, LLC
Class A                                                                       Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation      Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
JPMorgan Small Cap Value Portfolio --  Seeks long-term capital growth.        MetLife Advisers, LLC
Class A                                                                       Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC
Return Portfolio -- Class B            while seeking preservation of          Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.
MetLife Balanced Plus Portfolio --     Seeks a balance between a high level   MetLife Advisers, LLC
Class B                                of current income and growth of        Subadviser: Overlay Portion: Pacific
                                       capital, with a greater emphasis on    Investment Management Company
                                       growth of capital.                     LLC
MetLife Multi-Index Targeted Risk      Seeks a balance between growth of      MetLife Advisers, LLC
Portfolio -- Class B                   capital and current income, with a     Subadviser: Overlay Portion: MetLife
                                       greater emphasis on growth of capital. Investment Management, LLC
MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Morgan Stanley
                                                                              Investment Management Inc.
Oppenheimer Global Equity Portfolio    Seeks capital appreciation.            MetLife Advisers, LLC
-- Class B                                                                    Subadviser: OppenheimerFunds, Inc.
PanAgora Global Diversified Risk       Seeks total return.                    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: PanAgora Asset
                                                                              Management, Inc.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- -------------------------------------  -------------------------------------
PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC
Portfolio -- Class B                   with preservation of capital and       Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
Class B                                consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
Pioneer Strategic Income Portfolio --  Seeks a high level of current income.  MetLife Advisers, LLC
Class A                                                                       Subadviser: Pioneer Investment
                                                                              Management, Inc.
Pyramis(R) Government Income           Seeks a high level of current income,  MetLife Advisers, LLC
Portfolio -- Class B                   consistent with preservation of        Subadviser: Pyramis Global Advisors,
                                       principal.                             LLC
Pyramis(R) Managed Risk Portfolio --   Seeks total return.                    MetLife Advisers, LLC
Class B                                                                       Subadviser: Pyramis Global Advisors,
                                                                              LLC
Schroders Global Multi-Asset           Seeks capital appreciation and         MetLife Advisers, LLC
Portfolio -- Class B                   current income.                        Subadviser: Schroder Investment
                                                                              Management North America Inc. and
                                                                              Schroder Investment Management
                                                                              North America Limited
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio -- Class B                   by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income is  Inc.
                                       a secondary objective.
WMC Large Cap Research Portfolio --    Seeks long-term capital appreciation.  MetLife Advisers, LLC
Class E                                                                       Subadviser: Wellington Management
                                                                              Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
Class E                                primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
Class E                                consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.
MetLife Stock Index Portfolio --       Seeks to track the performance of the  MetLife Advisers, LLC
Class B                                Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Management, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return         MetLife Advisers, LLC
Class F                                through investment in a diversified    Subadviser: Massachusetts Financial
                                       portfolio.                             Services Company
MFS(R) Value Portfolio -- Class A      Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    MetLife Advisers, LLC
Class B                                principally of capital appreciation.   Subadviser: Neuberger Berman
                                                                              Management LLC
MET INVESTORS SERIES TRUST -- ASSET
ALLOCATION PORTFOLIO -- CLASS B
MetLife Asset Allocation 100 Portfolio Seeks growth of capital.               MetLife Advisers, LLC

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
-------------------------------------  -------------------------------------  -----------------------------
METROPOLITAN SERIES FUND -- ASSET
ALLOCATION PORTFOLIOS -- CLASS B
MetLife Asset Allocation 20 Portfolio  Seeks a high level of current income,      MetLife Advisers, LLC
                                       with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40 Portfolio  Seeks high total return in the form        MetLife Advisers, LLC
                                       of income and growth of capital, with
                                       a greater emphasis on income.
MetLife Asset Allocation 60 Portfolio  Seeks a balance between a high level       MetLife Advisers, LLC
                                       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80 Portfolio  Seeks growth of capital.                   MetLife Advisers, LLC